Subsequent Events - Registered Direct Offering and others (Details)						1 Months Ended		12 Months Ended
	Mar. 27, 2023 shares	Mar. 20, 2023 USD ($) Vote $ / shares shares	Mar. 07, 2023 shares	Feb. 10, 2023 $ / shares shares	Feb. 08, 2023 $ / shares shares	Dec. 31, 2023 USD ($)	Mar. 21, 2023 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 29, 2023 shares	Mar. 15, 2023 $ / shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 $ / shares	Nov. 29, 2021 $ / shares shares	Jun. 30, 2021 shares	Apr. 30, 2021 shares
Subsequent Events
Preferred stock, shares issued									519,172			510,000
Preferred stock, par value (in dollar per share) | $ / shares									$ 0.01			$ 0.01	$ 0.01	$ 0.01
Steamship Shipbroking Enterprises Inc
Subsequent Events
Cash bonus | $									$ 185,000
Pre-funded warrants
Subsequent Events
Number of warrants exercised									2,500,000
Series C Preferred Stock
Subsequent Events
Preferred stock, shares issued									10,000			10,000		10,000	10,000	10,000
Preferred stock, par value (in dollar per share) | $ / shares									$ 0.01
Subsequent Event | Forecast | Steamship Shipbroking Enterprises Inc | Brokerage service agreement
Subsequent Events
Monthly brokerage fees | $						$ 95,000
Subsequent Event | Forecast | Steamship Shipbroking Enterprises Inc | Brokerage service agreement | Maximum
Subsequent Events
Monthly brokerage fees | $								$ 150,000
Subsequent Event | Series C Preferred Stock
Subsequent Events
Share issued during the period	10,000
Subsequent Event | Series C Preferred Stock | Restricted shares | 2021 Equity Incentive Plan
Subsequent Events
Number of shares grant			3,332
Vesting period			2 years
Subsequent Event | Series E Preferred Stock
Subsequent Events
Share issued during the period		1,200
Preferred stock, par value (in dollar per share) | $ / shares		$ 0.01
Purchase price | $		$ 35
Number of votes per share | Vote		25,000
Trading period for measurement of volume weighted average price to calculate conversion rate		10 days
Subsequent Event | Series E Preferred Stock | Maximum
Subsequent Events
Percentage of the total number of votes		15.00%
Subsequent Event | Registered direct offering
Subsequent Events
Units issued during period				15,000,000
Price per unit | $ / shares				$ 1.01
Subsequent Event | Registered direct offering | Terms of registered direct offering if executed
Subsequent Events
Units issued during period					15,000,000
Price per unit | $ / shares					$ 1.01
Maximum beneficial ownership (in percentage)					4.99%
Warrants, expiration period from issuance					5 years
Warrant exercise price | $ / shares					$ 1.01
Subsequent Event | Registered direct offering | Pre-funded warrants
Subsequent Events
Warrants sold during period				2,700,000
Number of warrants exercised							1,750,000
Outstanding warrants exercisable							950,000
Warrant exercise price | $ / shares											$ 0.01
Subsequent Event | Registered direct offering | Pre-funded warrants | Terms of registered direct offering if executed
Subsequent Events
Number of warrants in a unit					1
Subsequent Event | Registered direct offering | Class B warrant
Subsequent Events
Warrants sold during period				15,000,000
Outstanding warrants exercisable							15,000,000
Warrant exercise price | $ / shares							$ 1.01
Subsequent Event | Registered direct offering | Class B warrant | Terms of registered direct offering if executed
Subsequent Events
Number of warrants in a unit					1
Subsequent Event | Registered direct offering | Common Stock
Subsequent Events
Share issued during the period				12,300,000
Subsequent Event | Registered direct offering | Common Stock | Terms of registered direct offering if executed
Subsequent Events
Number of shares in a unit					1
Exercise price | $ / shares					$ 0.01
Subsequent Event | Registered direct offering | Common Stock | Pre-funded warrants | Terms of registered direct offering if executed
Subsequent Events
Number of shares called per warrant					1
Subsequent Event | Registered direct offering | Common Stock | Class B warrant
Subsequent Events
Number of shares called per warrant				1
Subsequent Event | Registered direct offering | Common Stock | Class B warrant | Terms of registered direct offering if executed
Subsequent Events
Number of shares called per warrant					1
Subsequent Event | Private placement for unregistered warrants | Terms of registered direct offering if executed
Subsequent Events
Number of shares called per warrant					1
Number of shares called per warrant if cashless exercise option is executed					0.75
Subsequent Event | Private placement for unregistered warrants | Common Stock
Subsequent Events
Aggregate number of shares called by warrants sold				15,000,000
Warrant exercise price | $ / shares				$ 1.01
Subsequent Event | Private placement for unregistered warrants | Common Stock | Terms of registered direct offering if executed
Subsequent Events
Aggregate number of shares called by warrants sold					15,000,000
Subsequent Event | Private placement for warrants
Subsequent Events
Outstanding warrants exercisable										15,000,000
Subsequent Event | Unregister Private Placed Warrant
Subsequent Events
Outstanding warrants exercisable										15,000,000